Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 3,812,470	$ 3,623,558
Cost of sales	3,100,255	2,983,047
GROSS MARGIN	712,215	640,511
EXPENSES
Administrative	206,820	187,250
Selling and marketing	232,030	232,228
Other operating expenses	115,016	95,304
Total restructuring costs	16,078
Operating expense excluding cost of sales	569,944	514,782
Operating profit before the following	142,271	125,729
Finance costs	(88,072)	(55,972)
Change in fair value of derivative instruments and other	(153,226)	474,393
Other income, net	1,365	1,040
Profit (loss) before income taxes	(97,662)	545,190
Provision for income taxes	2,829	20,671
PROFIT (LOSS) FROM CONTINUING OPERATIONS	(100,491)	524,519
Loss from discontinued operations	(22,379)	(5,945)
PROFIT (LOSS) FOR THE YEAR	(122,870)	518,574
Attributable to:
Shareholders of Just Energy	(122,678)	509,276
Non-controlling interest	(192)	9,298
PROFIT (LOSS) FOR THE YEAR	$ (122,870)	$ 518,574
Earnings (loss) per share from continuing operations
Basic (in CAD per share)	$ (0.73)	$ 3.45
Diluted (in CAD per share)	(0.73)	2.65
Basic (in CAD per share)	(0.15)	(0.03)
Diluted (in CAD per share)	(0.15)	(0.03)
Basic earnings (loss) per share available to shareholders (in CAD per share)	(0.88)	3.42
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.88)	$ 2.62